Income taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Tax credits available for carryforward	$ 8,272	$ 7,637
Net operating loss and other carryforward available	823,197	829,599
Postretirement and pension benefits	80,179	82,623
Allowance for credit losses	411,616	416,456
Accelerated depreciation	8,829	8,353
FDIC-assisted transaction	152,665	152,665
Lease liability	41,640	46,081
Difference in outside basis from pass-through entities	61,222	21,670
Other temporary differences	46,298	34,014
Total gross deferred tax assets	1,645,073	1,600,462
Deferred tax liabilities:
Indefinite-lived intangibles	111,050	106,034
Unrealized net gain (loss) on trading and available-for-sale securities	75,598	16,067
Right of use assets	36,218	42,028
Other temporary differences	51,416	51,373
Total gross deferred tax liabilities	274,282	215,502
Valuation allowance	520,096	499,975
Net deferred tax asset	850,695	884,985
PUERTO RICO
Deferred tax assets:
Tax credits available for carryforward	3,003	2,368
Net operating loss and other carryforward available	124,355	112,803
Postretirement and pension benefits	80,179	82,623
Allowance for credit losses	373,010	405,475
Accelerated depreciation	3,439	3,439
FDIC-assisted transaction	152,665	152,665
Lease liability	22,790	22,694
Difference in outside basis from pass-through entities	61,222	21,670
Other temporary differences	38,954	26,554
Total gross deferred tax assets	873,424	834,414
Deferred tax liabilities:
Indefinite-lived intangibles	73,305	69,976
Unrealized net gain (loss) on trading and available-for-sale securities	67,003	15,635
Right of use assets	20,708	20,598
Other temporary differences	50,247	50,194
Total gross deferred tax liabilities	211,263	156,403
Valuation allowance	112,871	100,175
Net deferred tax asset	549,290	577,836
UNITED STATES
Deferred tax assets:
Tax credits available for carryforward	5,269	5,269
Net operating loss and other carryforward available	698,842	716,796
Postretirement and pension benefits	0	0
Allowance for credit losses	38,606	10,981
Accelerated depreciation	5,390	4,914
FDIC-assisted transaction	0	0
Lease liability	18,850	23,387
Difference in outside basis from pass-through entities	0	0
Other temporary differences	7,344	7,460
Total gross deferred tax assets	771,649	766,048
Deferred tax liabilities:
Indefinite-lived intangibles	37,745	36,058
Unrealized net gain (loss) on trading and available-for-sale securities	8,595	432
Right of use assets	15,510	21,430
Other temporary differences	1,169	1,179
Total gross deferred tax liabilities	63,019	59,099
Valuation allowance	407,225	399,800
Net deferred tax asset	301,405	307,149
Deferred loans origination fees
Deferred tax assets:
Deferred income	9,427	(240)
Deferred loans origination fees | PUERTO RICO
Deferred tax assets:
Deferred income	12,079	2,519
Deferred loans origination fees | UNITED STATES
Deferred tax assets:
Deferred income	(2,652)	(2,759)
Intercompany deferred gains
Deferred tax assets:
Deferred income	1,728	1,604
Intercompany deferred gains | PUERTO RICO
Deferred tax assets:
Deferred income	1,728	1,604
Intercompany deferred gains | UNITED STATES
Deferred tax assets:
Deferred income	$ 0	$ 0